Long-Term Investments and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments	Long-term investments are detailed below:

	December 31, 2025	December 31, 2024
Cost-method investments	25	20
Other long-term investments	127	51
Total	152	71